Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments - Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Available for sale:
Fair value, less than 12 months	$ 610,825	$ 578,099
Unrealized losses, less than 12 Months	(6,515)	(8,268)
Fair value, 12 months or more	3,416,137	3,520,722
Unrealized losses, 12 Months or More	(487,068)	(511,348)
Fair value, Total	4,026,962	4,098,821
Unrealized losses, Total	(493,583)	(519,616)
Residential mortgage-backed securities
Available for sale:
Fair value, less than 12 months	544,375	577,448
Unrealized losses, less than 12 Months	(4,126)	(8,267)
Fair value, 12 months or more	3,358,586	3,456,349
Unrealized losses, 12 Months or More	(485,044)	(510,988)
Fair value, Total	3,902,961	4,033,797
Unrealized losses, Total	(489,170)	(519,255)
Obligations of states and political subdivisions
Available for sale:
Fair value, less than 12 months	66,450	651
Unrealized losses, less than 12 Months	(2,389)	(1)
Fair value, 12 months or more	57,551	64,373
Unrealized losses, 12 Months or More	(2,024)	(360)
Fair value, Total	124,001	65,024
Unrealized losses, Total	$ (4,413)	$ (361)